Other Financial Assets and Liabilities - Summary of Hedging instruments (Detail) - Derivatives [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Contract amount	₩ 2,957,474	₩ 2,904,327
Assets	190,830	99,453
Liabilities	33,555	18,126
Changes in fair value to calculate the ineffective portion of hedges	195,905	197,369
USD
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	2,111,509	2,016,350
Contract amount	2,527,626	2,322,085
Assets	160,243	93,948
Liabilities	32,936	77
Changes in fair value to calculate the ineffective portion of hedges	170,856	186,130
JPY
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	400,000	30,000,000
Contract amount	4,357	326,751
Assets	0	0
Liabilities	409	18,049
Changes in fair value to calculate the ineffective portion of hedges	(308)	(7,199)
SGD
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	284,000	284,000
Contract amount	245,208	245,208
Assets	26,351	5,431
Liabilities	0	0
Changes in fair value to calculate the ineffective portion of hedges	20,511	18,387
EUR
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	7,700	7,700
Contract amount	10,283	10,283
Assets	0	74
Liabilities	210	0
Changes in fair value to calculate the ineffective portion of hedges	129	₩ 51
KRW
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	0
Contract amount	170,000
Assets	4,236
Liabilities	0
Changes in fair value to calculate the ineffective portion of hedges	₩ 4,717